Revenues and Net Other Income and Expenses	12 Months Ended
Dec. 31, 2019
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Revenues and Net Other Income and Expenses
NOTE 24: REVENUES AND NET OTHER INCOME AND EXPENSES

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Out-licensing revenue	—	2.399	3.505
C-CathEZ sales	6	—	35
Other revenue	0	716	—

Total	6	3.115	3.540

In May 2018, the Group has entered into an exclusive license agreement with Mesoblast, an Australian biotechnology company, to develop and commercialize Celyad’s intellectual property rights relating to C-Cath ez
, an intra-myocardial injection catheter. The Group has applied the
5-step
model foreseen by IFRS 15 to determine revenue recognition pattern applicable to this contract as of December 31, 2018. Key judgements made in accordance with IFRS 15 were that the license agreement:

•	is a distinct component of the Mesoblast agreement;

•
refers to a
‘right-to-use’
type of license, ie. the right to use Celyad’s intellectual property as it exists at the point in time the license has been granted (May 2018). Revenue allocated to the transaction price is thus eligible for full revenue recognition for the year 2018;

•
foresees a transaction price broken down between upfront (€0.8 million settled in shares) and contingent milestone payments (an additional amount of €2.2 million qualifying for recognition at December 31, 2018);

•	features a financing component (€0.5 million deferred financial income to be deducted from the above), leading to a net out-licensing revenue reported of €2.4 million);

•
further foresees variable consideration of up to $17.5 million related to future regulatory- and commercial-based milestones, which will not be recognized until it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

The related receivable is reported for its discounted value (€1.9 million) under
‘Non-current
trade receivables’, see Note 9. There are no corresponding contract liabilities reported at balance sheet date, as no performance obligation was outstanding.
The Group did not enter into such agreements for the
12-month
period ended December 31, 2019.
In previous year, other revenue referred to a
non-clinical
supply agreement concluded with ONO Pharmaceutical Co., Ltd (time & material type of contract). The revenue reported reflects the services delivered for the year, consisting in performing cell production and animal experiments requested by ONO. This agreement had been completed at year-end
2018, without any performance obligation remaining outstanding.
The Group does not expect to generate significant revenue unless and until it receives regulatory approval for one of the Group’s drug product candidates.
Other expenses
Other expenses mainly refer to remeasurement expenses of recoverable cash advances (RCAs). For the government grants received in the form of RCAs, see disclosure note 9.
Other expenses decrease compared to prior year refers to the following drivers:

•
the fair value adjustment relating to the contingent consideration and other financial liabilities is an €0.4 million income at December 31, 2019 against a €5.6 million expense for the comparative period;

•	a clinical development milestone had been paid for an amount of €1.4 million in the comparative period;

•	decrease of remeasurement expense of RCAs, required by IFRS, for the current period.
Other income
Other income is mainly related to regional government grants received in 2019. For the regional government grants received in form of recoverable cash advances (RCAs) contract, numbered 7685, 8087, 8088 and 1910028 (amounting to a total of €1.5 million), refer to note 5.16 for more information. Additional grants income has been recognized in 2019 on grants received from Federal Belgian Institute for Health Insurance Inami (€0.2 million) and from regional government (contract numbered 8066 for €1.6 million), not referring to RCAs and not subject to reimbursement.
The second driver of other income is the change in fair value of the contingent consideration and other financial liabilities (€0.4 million). See note 9 for more information.

With respect to R&D tax credit, the current year income is predicated on a R&D tax credit recorded updated for a total for an amount of €1.6 million, taking into account all information available at this date.

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Remeasurement of contingent consideration	—	5,604	—
Clinical Development milestone payment	36	1,372	—
Remeasurement of RCA’s	120	998	—
Fair value adjustment on securities	—	182	—
Other	35	243	41

Total Other Expenses	191	8,399	41

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Grant income (RCA’s)	1,508	768	824
Grant income (Other)	1,788	—	56
Remeasurement of RCA’s	—	—	396
Fair value adjustment on securities	182	—	—
Remeasurement of contingent consideration	433	—	193
R&D tax credit	1,560	310	1,161
Other	102	—	—

Total Other Income	5,572	1,078	2,630